SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net (loss) income	$ (1,077,242)	$ (1,089,759)	$ (859,032)	$ 3,428,350	$ (540,089)	$ (2,034,074)	$ (3,026,033)	$ 854,187	$ 10,145	$ 197,474
Net Income (Loss) Available to Common Stockholders, Basic	$ (1,077,242)			$ 3,428,350			$ (3,026,033)	$ 854,187	$ 10,145	$ 197,474
Basic weighted average shares outstanding	6,208,935			6,055,564			6,208,922	5,847,020	5,923,559	5,000,000
Diluted weighted average shares outstanding	6,208,935			6,055,564			6,208,922	5,847,020	5,923,559	5,000,000
Basic net income (loss) per common share	$ (0.17)			$ 0.57			$ (0.49)	$ 0.15	$ 0	$ 0.04
Diluted net income (loss) per common share	$ (0.17)			$ 0.57			$ (0.49)	$ 0.15	$ 0	$ 0.04
Roth CH Acquisition V Co.
Net (loss) income	$ (195,976)			$ (646,092)			$ (1,036,605)	$ 156,857	$ (87,718)	$ 722,115
Accretion of redeemable common stock to redemption amount	(224,609)			(188,932)			(801,360)	(1,792,959)	2,040,857	1,084,374
Excise taxes on stock redemption					$ 930,108			930,108	(1,029,003)
Net Income (Loss) Available to Common Stockholders, Basic	(420,585)			(835,024)			(1,837,965)	(2,566,210)	(3,157,578)	(362,259)
Accretion of common stock to redemption value							801,360		2,040,857	1,084,374	$ 3,350,220
Redeemable Common stock | Roth CH Acquisition V Co.
Net (loss) income	89,285			(169,599)			209,990	948,241	1,019,495	803,581
Excise taxes on stock redemption								930,108	1,029,003	1,084,374
Net Income (Loss) Available to Common Stockholders, Basic	(135,324)			(358,531)			(591,370)	(1,774,826)	(2,050,365)	$ (280,793)
Accretion of common stock to redemption value	$ 224,609			$ 188,932			$ 801,360	$ 1,792,959	$ 2,040,857
Basic weighted average shares outstanding	1,582,797			2,510,512			1,582,797	7,482,720	6,178,617	11,500,000
Diluted weighted average shares outstanding	1,582,797			2,510,512			1,582,797	7,482,720	6,178,617	11,500,000
Basic net income (loss) per common share	$ 0.06			$ (0.07)			$ 0.13	$ 0.13	$ 0.17	$ 0.07
Diluted net income (loss) per common share	$ 0.06			$ (0.07)			$ 0.13	$ 0.13	$ 0.17	$ 0.07
Non-redeemable Common stock | Roth CH Acquisition V Co.
Net (loss) income	$ (285,261)			$ (476,493)			$ (1,246,595)	$ (791,384)	$ (1,107,213)	$ (81,466)
Net Income (Loss) Available to Common Stockholders, Basic	$ (285,261)			$ (476,493)			$ (1,246,595)	$ (791,384)	$ (1,107,213)	$ (81,466)
Basic weighted average shares outstanding	3,336,500			3,336,500			3,336,500	3,336,500	3,336,500	3,336,500
Diluted weighted average shares outstanding	3,336,500			3,336,500			3,336,500	3,336,500	3,336,500	3,336,500
Basic net income (loss) per common share	$ (0.09)			$ (0.14)			$ (0.37)	$ (0.24)	$ (0.33)	$ (0.02)
Diluted net income (loss) per common share	$ (0.09)			$ (0.14)			$ (0.37)	$ (0.24)	$ (0.33)	$ (0.02)